BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS [Abstract]
BORROWINGS
12.	BORROWINGS

Bank borrowings

During the years ended December 31, 2022 and 2023, the Company entered into revolving credit facilities that allowed the Company to borrow up to $475,000 and $400,000, respectively. As of December 31, 2022, the Company had $49,000 outstanding balance and $426,000 of undrawn revolving credit facilities. The amount drawn down bears a weighted average interest of 3.98% per annum. As of December 31, 2023, the Company had nil outstanding balance and $400,000 of undrawn revolving credit facilities.

Secured borrowings

Sale proceeds from transfers of loans receivable that do not qualify for sale accounting are reported as secured borrowings. As of December 31, 2022 and 2023, $39,410 and $146,661, respectively, remained outstanding. Net cash proceeds received from these transfers are presented in “Proceeds from secured borrowings, net” in the consolidated statements of cash flows.

Borrowings under securitization transactions

As of December 31, 2022 and 2023, nil and $119,323, respectively, remained outstanding. As of December 31, 2023, the borrowings bear an interest rate of 5.3% to 7.8% and the maturity of the borrowings range from April 2026 to August 2026.